ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares	Value

COMMON STOCKS 95.4%
HARDWARE 17.3%
Consumer Electronics 1.3%
Apple (1)	20,000	1,858
		1,858
Enterprise Hardware 11.2%
AAC Acoustic Technology (HKD) (1)	352,000	334
Dell (1)	95,000	2,205
Delta Electronics (TWD)	550,000	1,779
FEI (1)	55,000	1,983
Hewlett-Packard	95,000	3,813
HOYA (JPY)	90,000	2,980
Kingboard Laminates Holding (HKD) (1)	900,000	867
Seagate Technology	65,000	1,515
Sun Microsystems (1)	225,000	1,352
		16,828
Supply Chain/Electronic Manufacturing 4.8%
Foxconn (HKD) (1)	1,200,000	3,686
Foxconn Technology (TWD)	95,000	1,078
Hon Hai Precision (TWD)	370,000	2,482
		7,246

Total Hardware		25,932
IT SERVICES 3.7%
IT Services 3.7%
CDNetworks (KRW) (1)	70,000	1,987
Infosys Technologies (INR)	25,000	1,169
Satyam Computer Services (INR)	221,100	2,407
Total IT Services		5,563
MEDIA 10.3%

Cable/Satellite 0.7%
EchoStar Communications, Class A (1)	25,000	1,086
		1,086
Internet 9.6%
Google, Class A (1)	9,000	4,123
Mindspeed Technologies (1)	788,400	1,711
Monster Worldwide (1)	75,000	3,553
Tencent Holdings (HKD)	480,000	1,566
Yahoo! (1)	110,000	3,442
		14,395

Total Media		15,481

SEMICONDUCTORS 22.1%

Analog Semiconductors 2.6%
Fairchild Semiconductor, Class A (1)	150,000	2,508
Zarlink Semiconductor (1)	667,200	1,381
		3,889
Digital Semiconductors 13.5%
ASE Test (1)	120,000	1,366
Broadcom, Class A (1)	100,000	3,207
Integrated Device Technology (1)	135,000	2,082
Intel	140,000	2,678
Marvell Technology Group (1)	160,000	2,689
Mediatek (TWD)	125,000	1,435
PMC-Sierra (1)	300,000	2,103
Spansion, Class A (1)	83,500	1,018
Taiwan Semiconductor, ADR	200,000	2,150
Xilinx	60,000	1,544
		20,272
Semiconductor Capital Equipment 6.0%
Applied Materials	110,000	2,015
Ibiden (JPY)	39,000	2,018
Powertech Technology (TWD)	375,000	1,450
SOITEC (EUR) (1)	55,000	1,314
Teradyne (1)	129,000	2,134
		8,931
Total Semiconductors		33,092
SOFTWARE 22.9%
Applications Software 5.8%
Adobe Systems (1)	75,000	3,128
aQuantive (1)	65,000	1,814
Digital River (1)	25,000	1,381
NAVTEQ (1)	40,000	1,380
Salesforce.com (1)	25,000	1,071
		8,774
Consumer Software 5.6%
Activision (1)	100,000	1,894
Electronic Arts (1)	50,000	2,518
Gameloft (EUR) (1)	150,000	1,009
Ubisoft Entertainment (EUR) (1)	60,000	2,933
		8,354
Infrastructure Software 6.1%
Microsoft	270,000	7,525
Red Hat (1)	70,000	1,605
		9,130
Systems Software 2.5%
McAfee (1)	75,000	2,181
VeriSign (1)	60,000	1,507
		3,688
Technical Software 2.9%
Autodesk (1)	70,000	2,632
Synopsys (1)	65,000	1,705
		4,337
Total Software		34,283
TELECOM EQUIPMENT 14.9%
Wireless Equipment 5.4%
LM Ericsson (SEK)	617,000	2,270
Mogem (KRW)	744	11
Nokia (EUR) (1)	120,000	2,765
QUALCOMM	70,000	2,986
		8,032
Wireline Equipment 9.5%
Adva AG Optical Networking (EUR) (1)	100,000	1,104
Ciena (1)	35,000	978
Cisco Systems (1)	140,000	3,574
Corning (1)	125,000	2,843
F5 Networks (1)	15,300	1,020
Juniper Networks (1)	200,000	3,936
Radware (1)	61,700	833
		14,288
Total Telecom Equipment		22,320
TELECOM SERVICES 3.7%
Long Distance/Data 1.0%
Akamai Technologies (1)	30,000	1,497
		1,497
Wireless - Domestic 2.7%
American Tower Systems, Class A (1)	105,000	4,090
		4,090
Total Telecom Services		5,587
Total Miscellaneous Common Stocks 0.5% (2)		659
Total Common Stocks (Cost $133,991)		142,917
PREFERRED STOCKS 1.5%
SEMICONDUCTORS 1.5%
Digital Semiconductors 1.5%
Samsung Electronics (KRW)	4,800	2,258
Total Preferred Stocks (Cost $2,553)		2,258
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Investment Fund, 5.26% (3)(4)	5,130,558	5,131
Total Short-Term Investments (Cost $5,131)		5,131
Total Investments in Securities
100.3% of Net Assets (Cost $141,675)		$150,306

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Global Technology Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $141,675,000. Net unrealized gain aggregated $8,631,000 at period-end, of which $13,171,000 related to appreciated investments and $4,540,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $120,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $5,131,000 and $4,961,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007